Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,163,128			$ 465,878	¥ 5,934,742
Short-term investments	3,603,891			530,796	4,579,313
Accounts receivable, net	3,260,191			480,174	3,627,749
Licensed copyrights, net	952,996			140,362	716,008
Total current assets	15,563,502			2,292,256	20,272,838
Non-current assets:
Fixed assets, net	1,463,733			215,585	1,754,367
Licensed copyrights, net	1,157,843			170,532	1,640,582
Long-term investments	3,710,782			546,539	2,982,154
Produced content, net	5,145,750			757,887	4,355,221
Operating lease assets	1,001,648			147,527	722,742
Goodwill	3,888,346			572,691	3,888,346
Total non-current assets	25,324,706			3,729,926	24,519,712
Total assets	40,888,208			6,022,182	44,792,550
Current liabilities:
Accounts payable	7,455,954			1,098,143	8,212,449
Customer advances and deferred revenue	3,064,785			451,394	3,081,407
Long-term loans, current portion	733,365			108,013	736,814
Operating lease liabilities, current portion	197,673			29,114	125,412
Total current liabilities	20,503,456			3,019,831	20,173,166
Non-current liabilities:
Long-term loans	628,286			92,537	880,278
Operating lease liabilities	757,882			111,624	402,732
Others	207,071			30,498	232,555
Total non-current liabilities	14,907,839			2,195,688	14,904,452
Revenues	22,249,035	$ 3,276,928	¥ 21,497,034
Net loss	(5,475,082)	(806,394)	(7,800,830)
Net cash provided by operating activities	(3,891,624)	(573,174)	1,563,644
Net cash used for investing activities	(122,175)	(17,994)	(9,660,661)
Net cash provided by financing activities	981,429	144,548	8,139,555
Variable Interest Entities
Current assets:
Cash and cash equivalents	909,623			133,973	882,743
Short-term investments	228,179			33,607	169,565
Accounts receivable, net	2,750,509			405,106	2,839,945
Prepayments and other assets	2,958,358			435,718	3,202,489
Total current assets	7,799,665			1,148,766	7,810,750
Non-current assets:
Fixed assets, net	726,666			107,026	856,116
Long-term investments	2,249,307			331,287	2,130,467
Operating lease assets	736,802			108,519	649,273
Goodwill	2,412,989			355,395	2,412,989
Others	986,015			145,225	1,552,160
Total non-current assets	13,415,372			1,975,871	13,596,808
Total assets	21,215,037			3,124,637	21,407,558
Current liabilities:
Accounts payable	3,920,413			577,414	4,193,022
Customer advances and deferred revenue	2,964,704			436,654	2,982,011
Long-term loans, current portion	712,253			104,904	732,213
Operating lease liabilities, current portion	100,201			14,758	95,905
Accrued expenses and other liabilities	3,949,158			581,648	4,090,314
Total current liabilities	11,646,729			1,715,378	12,093,465
Non-current liabilities:
Long-term loans	664,299			97,841	937,782
Operating lease liabilities	620,583			91,402	364,853
Others	528,030			77,770	630,195
Total non-current liabilities	1,812,912			267,013	1,932,830
Amounts due to the Company and its subsidiaries	15,618,372			2,300,338	13,583,317
Total liabilities	29,078,013			$ 4,282,729	¥ 27,609,612
Revenues	20,351,564	2,997,461	20,116,714
Net loss	(1,940,779)	(285,846)	(1,943,153)
Net cash provided by operating activities	259,018	38,149	1,644,590
Net cash used for investing activities	(364,693)	(53,714)	(2,173,941)
Net cash provided by financing activities	¥ 152,753	$ 22,498	¥ 586,135